Organization and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Motor Vehicles [Member]
Plant and equipment, rate of depreciation	20.00%	20.00%
Office Equipment [Member]
Plant and equipment, rate of depreciation	33.00%	33.00%
Tools and Equipment [Member]
Plant and equipment, rate of depreciation	33.00%	33.00%
Computer and Software [Member]
Plant and equipment, rate of depreciation	33.00%	33.00%
Leasehold Improvements [Member]
Plant and equipment, description for rate of depreciation	Term of lease	Term of lease
Furniture and Fixtures [Member]
Plant and equipment, rate of depreciation	33.00%	33.00%